Statement of Changes in Net Assets Available for Benefits - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Additions to net assets attributed to:
Plan's interest in Master Trust net investment income	$ 4,430,400	$ 3,201,200
Interest income on notes receivable from participants	9,800	50,300
Contributions:
Participant contributions	156,600	1,802,500
Company contributions, net of forfeitures	33,600	896,000.0
Rollover contributions	0	73,400
Total contributions	190,200	2,771,900
Total additions	4,630,400	6,023,400
Deductions from net assets attributed to:
Benefits paid to participants	4,550,400	19,396,700
Administrative expenses	165,500	164,000.0
Total deductions	4,715,900	19,560,700
Net decrease in net assets available for benefits	(85,500)	(13,537,300)
Beginning of year	31,426,500	44,963,800
End of year	$ 31,341,000	$ 31,426,500